ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2025
Disclosure of accounts payable and accrued liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]

11. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at	December 31, 2025	December 31, 2024
Accounts payable and accrued liabilities	$13,722	$10,043
Lease liability	69	97
Income taxes payable	13,925	4,346
Due to related parties (Note 15)	782	312
Total current liabilities	$28,498	$14,798

Non-current liability
Lease liability	-	69
Accrued liabilities (Note 11 (a))	1,062	1,096
Total non-current liabilities	1,062	1,165
Total accounts payable and accrued liabilities	$29,560	$15,963

(a) Severance Obligation

Non-current accrued liabilities include $1,062 (December 31, 2024: $878) for severance obligations for employees at the Company's operations in Nicaragua. This severance is calculated using actuarial methods based on each employee's years of service and final salary, subject to a maximum of five months' salary, and is determined in accordance with Nicaraguan labor laws. A discount rate of 10.30% (2024: 10.6%) is used in the calculation.